ALLOWANCE FOR DEDUCTIONS FROM REVENUES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Balance at beginning of the year	$ 1,267	$ 958
Increases	59,138	2,788
Decreases (utilized)	(41,428)	(2,129)
Adjustments	(634)	(350)
Balance at end of the year	18,343	1,267
Rebates and Patient Discount Programs
Disclosure of other provisions [line items]
Balance at beginning of the year	1,001	573
Increases	56,669	2,485
Decreases (utilized)	(40,656)	(2,057)
Adjustments	(634)
Balance at end of the year	16,380	1,001
Product returns
Disclosure of other provisions [line items]
Balance at beginning of the year	266	385
Increases	2,469	303
Decreases (utilized)	(772)	(72)
Adjustments		(350)
Balance at end of the year	$ 1,963	$ 266